Operating Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending December 31, 2025	$ 801,986
For the year ending December 31, 2026	216,185
Total lease payments	1,018,171
Less: Imputed interest	(32,490)
Present value of lease liabilities	$ 985,681	$ 1,765,847